AMERICAN
                                                                 EXPRESS

                                                                     Financial
                                                                      Direct

Strategist World Fund, Inc.

2000 Semiannual Report

                                               Strategist Emerging Markets Fund

                                                   Strategist World Growth Fund

                                                   Strategist World Income Fund

Table of Contents

From the Portfolio Managers                                               2
Financial Statements (Strategist World Fund, Inc.)                        8
Notes to Financial Statements (Strategist World Fund, Inc.)              13
Financial Statements (Emerging Markets Portfolio)                        20
Notes to Financial Statements (Emerging Markets Portfolio)               23
Investments in Securities (Emerging Markets Portfolio)                   27
Financial Statements (World Growth Portfolio)                            35
Notes to Financial Statements (World Growth Portfolio)                   38
Investments in Securities (World Growth Portfolio)                       43
Financial Statements (World Income Portfolio)                            51
Notes to Financial Statements (World Income Portfolio)                   54
Investments in Securities (World Income Portfolio)                       59

From the Portfolio Managers

Strategist Emerging Markets Fund

In a volatile but overall positive period for stocks in emerging markets, Strategist Emerging Markets Fund enjoyed a very successful six months. For the first half of the fiscal year -- November 1999 through April 2000 -- the Fund generated a return of 21.11%

The period got off to an extremely strong start, as an Internet-led buying frenzy in technology and telecommunications stocks in the U.S. spilled over into many emerging markets. Illustrating the strength of the rally, by the end of December, the Fund was up approximately 30%.


NEW YEAR, NEW MARKET MOOD
But by the time the new year rolled around, concerns about potentially higher inflation and higher interest rates had surfaced in the U.S. and were spreading overseas. In addition, the stunning run-ups many stocks had experienced were causing investors to question whether their sometimes-stratospheric price levels could be justified on a sustained basis. Things finally came to a head in mid-March, when most markets went into a month-long decline. The Fund held up relatively well during that time, but still saw a good portion of its gain eroded during the sell-off.

Despite their ups and downs, technology and telecommunications clearly contributed the most to the Fund's return over the six months. They comprised about 30% of assets. The next-biggest area of investment was utility stocks, which made up about 25% of the portfolio and proved to be modestly positive performers. Financial services stocks accounted for about 15%, and generated weak results.

Looking at the geographic allocation, we kept about 40% of assets in Southeast Asia, followed by about 25% in Latin America and about 20% in Eastern Europe. On a country basis, the largest investment exposures were to Brazil, Taiwan, Korea and Mexico -- each in the 10%-15% range during the six months. All told, we held investments in approximately 20 countries.

Although the past period ended on a down note, we remain enthusiastic about the potential for emerging markets, especially those that are rapidly becoming more integrated with the global economic and political environment. Over the near term, sustained progress probably will be difficult to come by, as investors are likely to take a wait-and-see approach while the Federal Reserve tries to cool off the U.S. economy and thereby head off a run-up in inflation. But once that matter is resolved, we think the emerging markets will be in a good position to advance.

Julian Thompson

Ian King

(picture of) Richard Leadem
Richard Leadem
Portfolio Manager

From the Portfolio Manager
Strategist World Growth

Sharp stock selection and generally strong markets in the U.S. and Europe set the stage for a healthy gain by Strategist World Growth Fund during the first half of the fiscal year. For the November 1999 through April 2000 period, the Fund generated a total return of 17.57%.

Against a positive backdrop of expanding economic growth (especially in the U.S.), healthy corporate profits and low inflation, stocks in the major markets were already on the move when the period began. With Y2K computer-bug fears rapidly subsiding and excitement about the potential for the Internet growing almost daily, the markets kept gathering momentum through the end of 1999. Illustrating the strength of the surge, the Fund was ahead by more than 20% in the first two months of the period.

The new year, however, brought with it a new mood in the markets. Concerns about potentially higher inflation and higher interest rates now dominated the psychology, and investors were questioning whether the sky-high price levels on some stocks, particularly technology-related issues, could be sustained much longer. The result over the final four months of the period was that the markets struggled against increasing selling pressure, capped by a steep decline in technology-related stocks from mid-March to mid-April. While the Fund held up relatively well during those months, it nevertheless saw some erosion in its net asset value. A period-long decline in the euro, Europe's new common currency, also detracted from performance.

On the whole, though, it was a very productive six months, thanks chiefly to the Fund's substantial holdings in the technology, telecommunications and media sectors. Although the stocks were volatile, their ups overwhelmed their downs. A few prominent performers included: Mannesmann AG, a German provider of wireless telecommunication services; Kyocera, a Japanese manufacturer of telecommunications equipment and semiconductors; News Corporation Limited, an Australia-based global media company; and Atmel, a U.S. provider of semiconductors to the wireless communication industry.

On a regional basis,  the biggest  investment -- about 40% of the portfolio
-- was in Europe, including the United Kingdom, France, Germany and Italy. The next-largest exposure was to North America (the U.S. and Canada), which comprised about a third of the portfolio, followed by Japan, which made up between 13% and 17%. Encouraged by government policy changes and corporate restructuring, I added to the Japanese exposure as the period progressed. Still, as the second half of the fiscal year begins, I am maintaining the investment emphasis on Europe, where economic growth appears to have a long time to run.

Overall, I continue to be optimistic about global equity markets. While the potential for higher interest rates in the U.S. may be a near-term restraint, the global economy is accelerating and inflation is not a problem in most major markets. Once the interest-rate question in the U.S. is resolved, I think stocks will have a good opportunity to advance.

Richard Leadem

(picture of) Ray Goodner
Ray Goodner
Portfolio Manager

From the Portfolio Manager
Strategist World Income

Weak bond markets and falling foreign currencies made for a difficult six months for Strategist World Income Fund. As a result, the Fund lost 4.44% during the first half of the fiscal year -- November 1999 through April 2000.

Concerned  about the  possibility  of higher  inflation,  central banks in North
America and Europe raised interest rates during the period, putting pressure on bond prices. (Rising interest rates depress bond prices, while declining rates inflate them.) In light of the trend, I kept a shorter-than-average duration in the portfolio, which mitigated the effect on the Fund's net asset value.
(Duration, a function of the average maturity of the bonds in the portfolio, affects the Fund's sensitivity to changes in interest rates. Generally, the longer the duration, the greater the sensitivity.)

CURRENCY COMPLICATIONS
Compounding the situation were sharp declines in virtually all major foreign currencies against the dollar during the final four months of the period, particularly the euro in Europe and the yen in Japan. (Falling local currencies reduce returns to U.S. investors.) To combat the effect, I maintained relatively small exposures to those markets and currencies, preferring to emphasize the U.S. market and dollar. As with the shorter duration, this strategy shielded the Fund from some of the negative effect.

Looking at the Fund's allocation, about 40%-50% of assets were in the U.S., chiefly Treasury and corporate bonds. Overall, these investments provided the best performance, largely because of a strong rally by Treasury bonds in 2000.
The next biggest exposure, about 35%, was to Europe, mostly the United Kingdom, Scandinavia and Germany. Japan comprised between 5% and 10% of the investments, a reflection of the low yields available in that country. I also kept a very small exposure to emerging market bonds denominated in dollars. While their performance was mixed, Mexico, the largest holding, benefited from a credit rating upgrade.

As we head into the second half of the fiscal year, inflation is trending moderately higher around the world. And while central banks are likely to continue to raise interest rates, the bulk of their work, at least in the U.S., may be over. If so, major bond markets eventually will take comfort in that, which would be good for bond prices. Beyond that, more consistent economic growth in Europe and Japan, combined with a potentially weak U.S. stock market, could further benefit foreign bonds.

Ray Goodner
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


Financial Statements

Statements of assets and liabilities
Strategist World Fund, Inc.

                                                   Strategist     Strategist    Strategist
                                                    Emerging        World         World
April 30, 2000 (Unaudited)                         Markets Fund    Growth Fund   Income Fund

 Assets

Investment in corresponding Portfolio (Note 1)         $769,603      $1,034,471     $601,380
Expense receivable from AEFC                                 26              94          177
                                                             --              --          ---
Total assets                                            769,629       1,034,565      601,557
                                                        -------       ---------      -------

Liabilities
Dividends payable to shareholders                            --              --        2,848
Accrued transfer agency fee                                   2               1            1
Accrued administrative services fee                           2               2            1
Other accrued expenses                                   10,141           1,618        3,461
                                                         ------           -----        -----
Total liabilities                                        10,145           1,621        6,311
                                                         ------           -----        -----
Net assets applicable to outstanding
capital stock                                          $759,484      $1,032,944     $595,246
                                                       ========      ==========     ========

 Represented by
Capital stock-- $.01 par value (Note 1)                $  1,502      $      945     $  1,099
Additional paid-in capital                              739,371         721,969      662,063
Undistributed (excess of distributions over)
 net investment income                                   (1,385)         (4,716)       1,476
Accumulated net realized gain (loss)                    (35,119)        155,533       (5,150)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                    55,115         159,213      (64,242)
                                                         ------         -------      -------
Total -- representing net assets applicable to
   outstanding capital stock                           $759,484      $1,032,944     $595,246
                                                       ========      ==========     ========
Shares outstanding                                      150,176          94,532      109,882
                                                        -------          ------      -------
Net asset value per share of outstanding capital stock $   5.06      $    10.93     $   5.42
                                                       --------      ----------     --------

See accompanying notes to financial statements.

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

Statements of operations

Strategist World Fund, Inc.
                                                 Strategist     Strategist    Strategist
                                                  Emerging        World         World
Six months ended April 30, 2000 (Unaudited)     Markets Fund    Growth Fund   Income Fund

 Investment income
Income:
Dividends                                     $    5,734     $    3,978     $      157
Interest                                           1,732            795         21,182
   Less foreign taxes withheld                      (486)          (425)            --
                                                    ----           ----
Total income                                       6,980          4,348         21,339
                                                   -----          -----         ------
Expenses (Note 2):
Expenses allocated from corresponding Portfolio    4,648          3,859          2,427
Transfer agency fee                                  314            201             87
Administrative services fees and expenses            395            313            183
Compensation of board members                        433            392            430
Printing and postage                                 105             44          2,194
Registration fees                                  9,075         12,143          9,604
Audit fees                                         1,800          1,800          1,800
Other                                              1,924          1,186          1,689
                                                   -----          -----          -----
Total expenses                                    18,694         19,938         18,414
   Less expenses reimbursed by AEFC              (10,329)       (10,890)       (14,324)
                                                 -------        -------        -------
Total net expenses                                 8,365          9,048          4,090
                                                   -----          -----          -----
Investment income (loss)-- net                    (1,385)        (4,700)        17,249
                                                  ------         ------         ------

Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
   Security transactions (includes foreign transaction
        tax of $400 for Emerging Markets Fund)   165,019        156,239         (6,070)
   Financial futures contracts                        --             --             85
   Foreign currency transactions                  (1,399)          (705)           739
   Options contracts written                          --             --            746

Net realized gain (loss) on investments          163,620        155,534         (4,500)
                                                 -------        -------         ------
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies             (29,591)         8,686        (40,868)
                                                 -------          -----        -------
Net gain (loss) on investments and foreign
   currencies                                    134,029        164,220        (45,368)
                                                 -------        -------        -------
Net increase (decrease) in net assets resulting
   from operations                              $132,644       $159,520       $(28,119)
                                                ========       ========       ========

See accompanying notes to financial statements.
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

Statements  of changes in net assets

Strategist World Fund, Inc.

                                                      Strategist Emerging    Markets Fund
                                                         April 30, 2000     Oct. 31, 1999
                                                        Six months ended     Year ended
                                                            (Unaudited)

Operations and distributions
Investment income (loss)-- net                             $   (1,385)       $        45
Net realized gain (loss) on investments                       163,620             21,753
Net change in unrealized appreciation (depreciation)
 on investments and on translation of assets and liabilities
 in foreign currencies                                        (29,591)           174,486
                                                              -------            -------
Net increase (decrease) in net assets resulting from
 operations                                                   132,644            196,284
                                                              -------            -------
Distributions to shareholders from:
   Net investment income                                       (2,243)                --
   Net realized gain                                               --                 --
Total distributions                                            (2,243)                --
                                                               ------            -------

 Capital share transactions (Note 3)
Proceeds from sales                                             4,000             18,693
Reinvestment of distributions at net asset value                2,236                 --
Payments for redemptions                                       (5,947)            (7,756)
                                                               ------             ------
Increase (decrease) in net assets from capital share transactions 289             10,937
                                                                  ---             ------
Total increase (decrease) in net assets                       130,690            207,221
Net assets at beginning of period                             628,794            421,573
                                                              -------            -------
Net assets at end of period                                  $759,484           $628,794
                                                             ========           ========
Undistributed (excess of distributions over)
 net investment income                                       $ (1,385)          $  2,243
                                                             --------           ---------

See accompanying notes to financial statements.

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

Statements of changes in net assets

Strategist World Fund, Inc.
                                                           Strategist World     Growth Fund
                                                            April 30, 2000     Oct. 31, 1999
                                                           Six months ended      Year ended
                                                             (Unaudited)

Operations and distributions
Investment income (loss)-- net                                $    (4,700)      $ (2,645)
Net realized gain (loss) on investments                           155,534        108,041
Net change in unrealized appreciation (depreciation)
 on investments and on translation of assets and
 liabilities in foreign crrencies                                   8,686         64,736
                                                                    -----         ------
Net increase (decrease) in net assets resulting from operations   159,520        170,132
                                                                  -------        -------
Distributions to shareholders
   From and in excess of net investment income                     (3,286)        (1,770)
   From net realized gain                                        (107,311)       (29,010)
                                                                 --------        -------
Total distributions                                              (110,597)       (30,780)
                                                                 --------        -------

 Capital share transactions (Note 3)
Proceeds from sales                                                 4,150         14,116
Reinvestment of distributions at net asset value                  110,597         30,780
Payments for redemptions                                          (32,629)        (4,480)
                                                                  -------         ------
Increase (decrease) in net assets from capital share transactions  82,118         40,416
                                                                   ------         ------
Total increase (decrease) in net assets                           131,041        179,768
Net assets at beginning of period                                 901,903        722,135
                                                                  -------        -------
Net assets at end of period                                    $1,032,944       $901,903
                                                               ==========       ========
Undistributed (excess of distributions over)
 net investment income                                         $   (4,716)      $  3,270
                                                               ----------       --------

See accompanying notes to financial statements.

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

Statements  of changes in net assets

Strategist World Fund, Inc.
                                                                  Strategist World    Income Fund
                                                                   April 30, 2000    Oct. 31, 1999
                                                                  Six months ended      Year ended
                                                                     (Unaudited)

 Operations and distributions
Investment income (loss)-- net                                       $  17,249          $  34,803
Net realized gain (loss) on investments                                 (4,500)            (2,845)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies  (40,868)           (35,331)
                                                                       -------            -------
Net increase (decrease) in net assets resulting from operations        (28,119)            (3,373)
                                                                       -------             ------
Distributions to shareholders from:
   Net investment income                                               (20,916)           (31,133)
   Net realized gain                                                        --             (2,062)
                                                                       -------             ------
Total distributions                                                    (20,916)           (33,195)
                                                                       -------            -------

 Capital share transactions (Note 3)
Proceeds from sales                                                         --              3,200
Reinvestment of distributions at net asset value                        20,824             32,867
Payments for redemptions                                                    --            (18,923)
                                                                        ------            -------
Increase (decrease) in net assets from capital share transactions       20,824             17,144
                                                                        ------             ------
Total increase (decrease) in net assets                                (28,211)           (19,424)
Net assets at beginning of period                                      623,457            642,881
                                                                       -------            -------
Net assets at end of period                                           $595,246           $623,457
                                                                      ========           ========
Undistributed net investment income                                   $  1,476           $  5,143
                                                                      --------           --------

See accompanying notes to financial statements.

Notes to Financial Statements

Strategist World Fund, Inc.
(Unaudited as to April 30, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Strategist Emerging Markets Fund (Emerging Markets Fund), Strategist World Growth Fund (World Growth Fund), and Strategist World Income Fund (World Income
Fund), are series of capital stock within Strategist World Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 3 billion authorized shares of capital stock.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of World Trust (the Trust).

Emerging Markets Fund invests all of its assets in the Emerging Markets Portfolio, an open-end investment company that has the same objectives as the Fund. Emerging Markets Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in equity securities of issuers in countries with developing or emerging markets.

World Growth Fund invests all of its assets in the World Growth Portfolio, an open-end investment company that has the same objectives as the Fund. World Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world.

World Income Fund invests all of its assets in the World Income Portfolio, an open-end investment company that has the same objectives as the Fund. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers.

Each Fund records daily its share of the  corresponding
Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. As of April 30, 2000, the percentages of the corresponding Portfolio owned by Emerging Markets Fund, World Growth Fund and World Income Fund were 0.16%, 0.05% and 0.09%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared and paid at the end of each calendar year for Emerging Markets Fund and World Growth Fund and declared daily and paid each calendar quarter for World Income Fund are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
As of April 30, 2000, American Express Financial Corporation (AEFC) owned 120,595 shares for Emerging Markets Fund, 80,173 shares for World Growth Fund and 103,545 shares for World Income Fund.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% for Emerging Markets Fund, from 0.06% to 0.035% for World Growth Fund and from 0.06% to 0.04% for World Income Fund annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20 ($25 for World Income Fund).

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services. As of Oct.
1, 1999, public sales were discontinued.

A redemption fee of 0.50% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through Oct. 31, 2000. Under this agreement, each Fund's total expenses will not exceed 2.20% of Emerging Markets Fund's average daily net assets, 1.75% of World Growth Fund's average daily net assets and 1.35% of World Income Fund's average daily net assets.

In addition, for the six months ended April 30, 2000, AEFC further voluntarily agreed to waive certain fees and expenses to 2.11% for Emerging Markets Fund and 1.73% for World Growth Fund and 1.34% for World Income Fund.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                 Six months ended April 30, 2000
                                        Emerging              World            World
                                      Markets Fund         Growth Fund      Income Fund
Sold                                       787                 369               --
Issued for reinvested distributions        424               9,946             3,669
Redeemed                                (1,099)             (2,875)               --
                                        ------              ------            ------
Net increase (decrease)                    112               7,440             3,669
                                           ---               -----             -----

                                                    Year ended Oct. 31, 1999
                                        Emerging              World            World
                                      Markets Fund         Growth Fund      Income Fund
Sold                                     5,156               1,452               516
Issued for reinvested distributions         --               3,278             5,417
Redeemed                                (2,094)               (466)           (3,207)
                                        ------                ----            ------
Net increase (decrease)                  3,062               4,264             2,726
                                         -----               -----             -----

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

4. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

Emerging Markets Fund

Fiscal period ended Oct. 31,
Per share income and capital changesa

                                                  2000b     1999       1998       1997c

Net asset value, beginning of period             $4.19     $2.87      $5.27      $5.00

Income from investment operations:

Net investment income (loss)                      (.01)       --        .02        .01

Net gains (losses) (both realized and unrealized)  .89      1.32      (1.55)       .27

Total from investment operations                   .88      1.32      (1.53)       .28

Less distributions:

Dividends from net investment income              (.01)       --       (.01)      (.01)

Distributions from realized gains                   --        --       (.86)        --

Total distributions                               (.01)       --       (.87)      (.01)

Net asset value, end of period                   $5.06     $4.19      $2.87      $5.27


 Ratios/supplemental data

Net assets, end of period (in thousands)          $759      $629       $422       $651
Ratio of expenses to average daily net assetsd   2.11%e    2.20%      2.19%      2.20%e

Ratio of net investment income (loss)
 to average daily net assets                     (.35%)e    .01%       .58%       .12%e

Portfolio turnover rate
 (excluding short-term securities)                 79%      143%       108%        87%

Total return                                    21.11%    45.99%    (34.82%)     5.90%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 2000 (Unaudited).
c Inception date was Nov. 13, 1996.
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 4.73%, 6.17%, 4.66% and 9.61% for the periods ended 2000, 1999, 1998 and 1997, respectively.
e Adjusted to an annual basis.

World Growth Fund

Fiscal period ended Oct. 31,
Per share income and capital changesa

                                                 2000b     1999       1998       1997    1996c

Net asset value, beginning of period            $10.36     $8.72      $7.49      $7.08   $7.32

Income from investment operations:

Net investment income (loss)                      (.05)     (.03)      (.01)       .02     .04

Net gains (losses) (both realized and unrealized) 1.89      2.04       1.28        .40    (.28)

Total from investment operations                  1.84      2.01       1.27        .42    (.24)

Less distributions:

Dividends from and in excess of
  net investment income                           (.04)     (.02)      (.04)      (.01)     --

Distributions from realized gains                (1.23)     (.35)        --         --      --

Total distributions                              (1.27)     (.37)      (.04)      (.01)     --

Net asset value, end of period                  $10.93    $10.36      $8.72      $7.49   $7.08


Ratios/supplemental data

Net assets, end of period (in thousands)        $1,033      $902       $722       $604    $489

Ratio of expenses to average daily net assetsd   1.73%e    1.71%      1.69%      1.65%   1.75%e

Ratio of net investment income (loss)
to average daily net assets                     (.90%)e    (.31%)     (.08%)      .26%   1.61%e

Portfolio turnover rate
(excluding short-term securities)                 61%        83%        80%       199%     58%
Total return                                   17.57%     23.09%     17.02%      5.98%  (3.28%)

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 2000 (Unaudited).
c Inception date was May 13, 1996.
d The Advisor and Distributor limited total operating expenses. Without this agreement, the ratio of expenses to average daily net assets would have been 3.81%, 2.85%, 2.80%, 5.13% and 17.33% for the periods ended
  2000, 1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.

World Income Fund

Fiscal period ended Oct. 31,
Per share income and capital changesa

                                                2000b     1999      1998       1997       1996c

Net asset value, beginning of period            $5.87     $6.21     $6.32      $6.24      $6.05

Income from investment operations:

Net investment income (loss)                      .16       .33       .40        .36        .15

Net gains (losses) (both realized and unrealized)(.42)     (.36)     (.05)      (.03)       .25

Total from investment operations                 (.26)     (.03)      .35        .33        .40

Less distributions:

Dividends from net investment income             (.19)     (.29)     (.30)      (.23)      (.15)

Excess distributions of net investment income      --        --        --         --       (.06)

Distributions from realized gains                  --      (.02)     (.16)      (.02)        --

Total distributions                              (.19)     (.31)     (.46)      (.25)      (.21)

Net asset value, end of period                  $5.42     $5.87     $6.21      $6.32      $6.24


 Ratios/supplemental data

Net assets, end of period (in thousands)         $595      $623      $643       $627       $524

Ratio of expenses to average daily net assetsd  1.34%e    1.35%     1.12%      1.35%      1.35%e

Ratio of net investment income (loss)
to average daily net assets                     5.66%e    5.45%     6.50%      6.28%      5.87%e

Portfolio turnover rate
(excluding short-term securities)                 21%       48%       27%        55%        24%

Total return                                   (4.44%)    (.33%)    5.38%      6.61%      5.16%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 2000 (Unaudited).
c Inception date was May 13, 1996.
d The Advisor and Distributor limited total operating expenses. Without this agreement, the ratio of expenses to average daily net assets would have been 6.05%, 3.46%, 2.29%, 5.36% and 19.23% for the periods ended 2000,
  1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.

Financial Statements

Statement of assets and liabilities
Emerging Markets Portfolio

April 30, 2000 (Unaudited)

Assets

Investments in securities, at value (Note 1)
   (identified cost $433,810,207)                                          $465,088,677
Cash in bank on demand deposit (including foreign
 currency holdings of $17,302,075)                                           17,650,978
Dividends and accrued interest receivable                                     1,038,187
Receivable for investment securities sold                                       991,321
U.S. government securities held as collateral (Note 4)                           27,375
                                                                                 ------
Total assets                                                                484,796,538
                                                                            ===========

Liabilities
Payable for investment securities purchased                                     237,706
Payable upon return of securities loaned (Note 4)                             4,148,475
Accrued investment management services fee                                       14,090
Other accrued expenses                                                          154,004
                                                                                -------
Total liabilities                                                             4,554,275
                                                                              ---------
Net assets                                                                 $480,242,263
                                                                           ============

See accompanying notes to financial statements.

Statement of operations
Emerging Markets  Portfolio

Six months ended April 30, 2000 (Unaudited)

 Investment income
Income:
Dividends                                                                  $  3,508,740
Interest                                                                      1,054,296
   Less foreign taxes withheld                                                 (300,033)
                                                                               --------
Total income                                                                  4,263,003
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            2,659,635
Compensation of board members                                                     3,554
Custodian fees                                                                  160,731
Audit fees                                                                        9,000
Other                                                                             9,487
                                                                                  -----

Total expenses                                                                2,842,407
   Earnings credits on cash balances (Note 2)                                    (4,091)
                                                                                 ------
Total net expenses                                                            2,838,316
                                                                              ---------
Investment income (loss) -- net                                               1,424,687
                                                                              ---------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3) (includes foreign transaction
   tax of $247,760)                                                          98,386,038
   Foreign currency transactions                                               (937,844)
                                                                               --------
Net realized gain (loss) on investments                                      97,448,194
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           (19,689,074)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                        77,759,120
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $79,183,807
                                                                            ===========

See accompanying notes to financial statements.

Statements of changes in net assets
Emerging Markets Portfolio
                                                                      April 30, 2000     Oct. 31, 1999
                                                                     Six months ended      Year ended
                                                                        (Unaudited)
Operations
Investment income (loss)-- net                                       $    1,424,687    $    2,959,449
Net realized gain (loss) on investments                                  97,448,194         8,888,733
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies       (19,689,074)      110,553,123
                                                                        -----------       -----------

Net increase (decrease) in net assets resulting from operations          79,183,807       122,401,305
Net contributions (withdrawals) from partners                            19,104,097       (25,443,819)
                                                                         ----------       -----------
Total increase (decrease) in net assets                                  98,287,904        96,957,486
Net assets at beginning of period                                       381,954,359       284,996,873
                                                                        -----------       -----------
Net assets at end of period                                            $480,242,263      $381,954,359
                                                                       ============      ============

See accompanying notes to financial statements.

Notes to Financial Statements

Emerging Markets Portfolio
(Unaudited as to April 30, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Emerging Markets Fund to the Lipper Emerging Markets Funds Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $2,869 for the six months ended April 30, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by theTrust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the six months ended April 30, 2000, the Portfolio's custodian fees were reduced by $4,091 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $362,724,083 and $355,766,609, respectively, for the six months ended April 30, 2000. For the same period, the portfolio turnover rate was 79%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2000, securities valued at $5,257,050 were on loan to brokers. For collateral, the Portfolio received $4,121,100 in cash and U.S. government securities valued at $27,375. As of April 30, 2000, due to fluctuating market conditions, the Portfolio requested additional collateral which was received on May 1, 2000. Income from securities lending amounted to $321,922 for the six months ended April 30, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Emerging Markets Portfolio
April 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.3%)(c)
Issuer                                                      Shares            Value(a)

Argentina (0.9%)

Banks and savings & loans
Banco de Galicia - Buenos Aires ADR                          261,239         $4,522,700

Brazil (12.0%)

Banks and savings & loans (0.9%)
Uniao de Bancos Brasileiros GDR                              166,909          4,162,293

Energy (1.5%)
Petroleo Brasileiro ADR                                   32,602,000          7,222,819

Metals (1.3%)
Gerdau                                                   260,492,736          6,348,202

Miscellaneous (0.6%)
Tele Centro Oeste Celular Participacoes ADR                  238,500          2,742,750

Multi-industry conglomerates (0.9%)
Itausa - Investimentos Itau                                5,284,269          4,507,214

Utilities -- electric (1.3%)
Companhia Paranaense de Energia                              850,400          6,271,700

Utilities -- telephone (5.5%)
Embratel Participacoes ADR                                   622,644         14,009,489
Tele Norte Leste Participacoes ADR                           350,767          6,248,029
Telesp Celular Particpacoes ADR                              143,700          6,340,763
Total                                                                        26,598,281

Chile (1.1%)

Retail
Distribucion y Servicio D&S ADR                              301,649          5,128,033

Czech Federal Republic (1.4%)

Utilities -- telephone
Cesky Telecom                                                365,137(b)       6,793,756

Greece (2.8%)

Banks and savings & loans (1.6%)
Alpha Credit Bank                                             87,416          4,847,520
Commercial Bank of Greece                                     54,300          2,950,959
Total                                                                         7,798,479

Utilities -- telephone (1.2%)
Hellenic Telecommunications Organization                     247,460          5,553,873

Hong Kong (3.7%)
Communications equipment & services (2.4%)
China Telecom                                              1,536,000(b)      11,092,281

Multi-industry conglomerates (1.3%)
Citic Pacific                                              1,407,000(b)       6,448,660

Hungary (1.1%)
Banks and savings & loans
OTP Bank GDR                                                 120,526          5,360,394

India (6.3%)

Automotive & related (0.7%)
Tata Engineering & Locomotive GDR                          1,051,000          3,284,375

Banks and savings & loans (0.9%)
State Bank of India GDR                                      467,000          4,436,500

Building materials & construction (0.7%)
Gujarat Ambuja Cements GDR                                   772,000          3,535,459

Miscellaneous (1.2%)
Videsh Sanchar Nigam GDR                                     314,600          5,977,400

Textiles & apparel (1.9%)
Reliance Inds GDR                                            328,104(d,f)     8,538,907

Utilities -- telephone (0.9%)
Global TeleSystems Group                                      71,600          1,951,982
Himachal Futuristic Communications                           129,700          2,478,563
Total                                                                         4,430,545

Israel (4.7%)

Banks and savings & loans (1.2%)
Bank Hapoalim                                              1,890,000          5,805,165

Communications equipment & services (1.0%)
NICE-Systems ADR                                              76,347(b)       4,995,957

Electronics (1.5%)
Orbotech                                                      83,371(b)       7,107,378

Miscellaneous (1.0%)
Partner Communications ADR                                   428,150(b)       4,575,853

Malaysia (2.5%)

Electronics (1.1%)
Malaysian Pacific Inds Berhad                                479,000          5,357,166

Utilities -- electric (1.4%)
Tenaga Nasional                                            2,010,000          6,664,649

Mexico (12.8%)

Beverages & tobacco (2.0%)
Fomento Economico Mexicano ADR                               117,500          4,846,875
Grupo Modelo Series C                                      2,229,700          4,739,001
Total                                                                         9,585,876

Building materials & construction (1.0%)
Cemex ADR                                                    216,500(b)       4,735,938

Energy equipment & services (1.6%)
Tubos de Acero de Mexico ADR                                 508,000          7,588,250

Media (0.9%)
Grupo Televisa                                                70,852(b)       4,494,674

Multi-industry conglomerates (1.3%)
Alfa Cl A                                                  1,995,000          6,169,447

Paper & packaging (1.1%)
Kimberly-Clark de Mexico                                   1,634,400          5,262,733

Retail (2.0%)
Organizacion Soriana Cl B                                  2,452,500(b)       9,734,418

Utilities -- telephone (2.9%)
Nuevo Grupo Iusacell ADR                                     172,311(b)       2,746,207
Telefonos de Mexico ADR Cl L                                 196,100         11,533,131
Total                                                                        14,279,338

Russia (3.2%)

Energy (2.6%)
Lukoil Holding ADR                                           210,296         12,676,643

Miscellaneous (0.6%)
Surgutneftegaz ADR                                           190,619          2,811,630

South Africa (6.0%)

Banks and savings & loans (0.9%)
Nedcor                                                       225,951          4,285,421

Metals (0.9%)
AngloGold ADR                                                216,200          4,202,388

Multi-industry conglomerates (3.1%)
Barlow                                                     1,131,900          7,136,454
Johnnies Industrial ADR                                      628,000          7,965,194
Total                                                                        15,101,648

Paper & packaging (1.1%)
Sappi                                                        722,600          5,062,090

South Korea (9.9%)

Communications equipment & services (2.3%)
LG Information & Communication                                80,400          6,194,368
SK Telecom ADR                                                17,000          4,519,036
Total                                                                        10,713,404

Computers & office equipment (0.5%)
Trigem Computer                                               42,770          2,470,428

Electronics (5.0%)
LG Cable & Machinery                                         394,700          6,295,283
Samsung Electronics                                           64,550         17,449,876
Total                                                                        23,745,159

Utilities -- electric (1.2%)
Korea Electric Power                                         199,700          5,848,389

Utilities -- telephone (0.9%)
Korea Telecom                                                 64,000          4,371,435

Taiwan (12.9%)

Computers & office equipment (1.9%)
Synnex Technology Intl                                     1,351,000          9,140,611

Electronics (9.6%)
Acer Peripherals                                           1,467,216          6,066,443
Hon Hai Precision Inds                                     1,034,600(b)       9,975,715
Taiwan Semiconductor Mfg                                   2,809,240(b)      18,088,587
United Microelectronics                                    3,552,000(b)      12,016,081
Total                                                                        46,146,826

Miscellaneous (1.4%)
Winbond Electronics GDR                                    2,243,000(b)       6,928,044

Thailand (3.5%)

Banks and savings & loans (1.3%)
Thai Farmers Bank                                          6,095,000(b)       6,403,152

Media (1.0%)
BEC World Public                                             741,000          4,865,397

Utilities -- telephone (1.2%)
Advanced Info Service Public ADR                             481,700(b)       5,642,500

Turkey (7.5%)

Banks and savings & loans (4.6%)
Garanti Banking                                          413,045,696(b)       6,957,953
Yapi Kredit Finance                                      468,502,200         14,941,439
Total                                                                        21,899,392

Furniture & appliances (1.5%)
Arcelik                                                   87,154,000          7,412,024

Media (1.4%)
Hurriyet Gazetecilik ve Matbaacilik                      259,211,000          6,570,997

Total common stocks
(Cost: $412,124,522)                                                       $443,409,041

Short-term securities (4.5%)
Issuer                                    Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (2.9%)
Federal Home Loan Bank Disc Nts
   05-19-00                                    5.89%      $1,300,000         $1,295,552
   05-24-00                                    5.92        1,300,000          1,294,244
   05-26-00                                    5.85        1,800,000          1,791,136
   05-31-00                                    5.91        1,500,000          1,491,915
   06-09-00                                    5.96        1,700,000          1,687,874
Federal Home Loan Mtge Corp Disc Nts
   05-09-00                                    5.87        2,600,000          2,595,345
   05-23-00                                    5.99          600,000            597,512
   06-06-00                                    6.00          600,000            596,123
Federal Natl Mtge Assn Disc Nt
   05-25-00                                    5.87        2,700,000          2,687,384
Total                                                                        14,037,085

                                          Annualized          Amount            Value(a)
                                         yield on date       payable at
                                          of purchase         maturity

Commercial paper (1.6%)
Alcoa
   06-06-00                                    6.06%      $3,300,000         $3,278,478
Barton Capital
   06-27-00                                    6.19        1,600,000(e)       1,583,333
Ciesco LP
   05-08-00                                    5.89          900,000            898,507
Delaware Funding
   06-15-00                                    6.13        1,400,000(e)       1,388,651
Goldman Sachs Group
   07-10-00                                    6.41          500,000            493,582
Total                                                                         7,642,551

Total short-term securities
(Cost: $21,685,685)                                                         $21,679,636

Total investments in securities
(Cost: $433,810,207)(g)                                                    $465,088,677

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g) At April 30, 2000, the cost of securities for federal income tax purposes was approximately $433,810,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                              $72,559,000
Unrealized depreciation                              (41,280,000)
                                                     -----------
Net unrealized appreciation                          $31,279,000

Financial Statements
Statement of assets and liabilities World Growth Portfolio

April 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,964,680,967)                                              $2,263,149,296
Cash in bank on demand deposit                                                          112,022
Dividends and accrued interest receivable                                             3,271,765
Receivable for investment securities sold                                               835,091
                                                                                        -------
Total assets                                                                      2,267,368,174
                                                                                  =============

 Liabilities
Payable for investment securities purchased                                          34,555,998
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4       2,829
Payable upon return of securities loaned (Note 5)                                    64,821,600
Accrued investment management services fee                                               42,767
Other accrued expenses                                                                   98,070
                                                                                         ------
Total liabilities                                                                    99,521,264
                                                                                     ----------
Net assets                                                                       $2,167,846,910
                                                                                 ==============

See accompanying notes to financial statements.

Statement  of operations
World Growth  Portfolio

Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                $    8,048,910
Interest                                                                      1,588,501
   Less foreign taxes withheld                                                 (867,820)
                                                                               --------
Total income                                                                  8,769,591
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            7,614,372
Compensation of board members                                                     4,970
Custodian fees                                                                   81,434
Audit fees                                                                       12,000
Other                                                                            26,273
                                                                                 ------
Total expenses                                                                7,739,049
   Earnings credits on cash balances (Note 2)                                    (7,835)
                                                                                ------
Total net expenses                                                            7,731,214
                                                                              ---------
Investment income (loss) -- net                                               1,038,377
                                                                              ---------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                           290,695,110
   Foreign currency transactions                                             (2,218,330)
                                                                             ----------
Net realized gain (loss) on investments                                     288,476,780
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies        24,726,528
                                                                             ----------
Net gain (loss) on investments and foreign currencies                       313,203,308
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $314,241,685
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
World Growth Portfolio
                                                                   April 30, 2000    Oct. 31,1999
                                                                  Six months ended    Year ended
                                                                    (Unaudited)
 Operations
Investment income (loss)-- net                                     $    1,038,377      $    9,492,822
Net realized gain (loss) on investments                               288,476,780         184,483,395
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies  24,726,528         125,692,141
                                                                       ----------         -----------
Net increase (decrease) in net assets resulting from operations       314,241,685         319,668,358
Net contributions (withdrawals) from partners                         102,459,761         151,432,468
                                                                      -----------         -----------
Total increase (decrease) in net assets                               416,701,446         471,100,826
Net assets at beginning of period                                   1,751,145,464       1,280,044,638
                                                                    -------------       -------------
Net assets at end of period                                        $2,167,846,910      $1,751,145,464
                                                                   ==============      ==============

See accompanying notes to financial statements.

Notes to Financial Statements

World Growth Portfolio
(Unaudited as to April 30, 2000)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Global Growth Fund to the Lipper Global Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the six months ended April 30, 2000, the Portfolio's custodian fees were reduced by $7,835 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,302,216,409 and $1,249,128,273, respectively, for the six months ended April 30, 2000. For the same period, the portfolio turnover rate was 61%. Realized gains and losses are determined on an identified cost basis.

4. FOREIGN CURRENCY CONTRACTS
As of April 30, 2000, the Portfolio has a foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

Exchange date   Currency to      Currency to         Unrealized      Unrealized
               be delivered      be received        appreciation   depreciation

May 2, 2000      1,840,093        2,020,970             $--             $2,829
                U.S. Dollar   European Monetary Unit
Total                                                   $--             $2,829

5. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2000, securities valued at $64,301,650 were on loan to brokers. For collateral, the Portfolio received $64,821,600 in cash. Income from securities lending amounted to $189,437 for the six months ended April 30, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

World Growth Portfolio
April 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.0%)
Issuer                                                      Shares           Value(a)

 Australia (1.8%)(c)

Media (0.6%)
News                                                       1,033,705         13,126,585

Metals (0.6%)
Broken Hill Proprietary                                    1,253,000         13,492,355

Transportation (0.6%)
Brambles Inds                                                465,000(f)      13,088,074

 Brazil (1.1%)(c)

Banks and savings & loans (0.4%)
Uniao de Bancos Brasileiros GDR                              323,227          8,060,473

Utilities -- telephone (0.7%)
Embratel Participacoes ADR                                   666,739         15,001,628

 Canada (1.9%)(c)

Communications equipment & services (1.0%)
Nortel Networks                                              185,020         20,953,515

Utilities -- telephone (0.9%)
BCE                                                          166,900(f)      19,151,775


 Finland (4.5%)(c)


Communications equipment & services
Nokia                                                      1,301,148         74,639,327
Sonera                                                       397,671         21,872,124
Total                                                                        96,511,451

 France (3.0%)(c)

Computers & office equipment (1.8%)
Cap Gemini                                                   201,075         39,484,213

Energy (1.2%)
Total Petroleum Cl B                                         172,407         26,159,106

 Germany (1.9%)(c)

Computers & office equipment (1.4%)
SAP                                                           53,158(f)      31,266,882

Miscellaneous (0.5%)
Epcos                                                         73,274(b)      10,311,753

 Hong Kong (1.8%)(c)

Communications equipment & services (0.8%)
China Telecom                                              2,436,000(b)      17,591,665

Multi-industry conglomerates (1.0%)
Hutchison Whampoa                                          1,487,000         21,667,758


 Italy (2.6%)(c)


Banks and savings & loans (1.4%)
Instituto Bancario San Paolo di Torino                     2,237,191         31,320,988

Utilities -- telephone (1.2%)
Telecom Italia Mobile                                      2,667,479(f)      25,462,554

 Japan (15.1%)(c)

Computers & office equipment (2.7%)
Canon                                                        405,000(b)      18,525,858
Fujitsu                                                      720,000         20,400,944
Hitachi Software Engineering                                 201,000         20,566,230
Total                                                                        59,493,032

Electronics (2.7%)
Hitachi                                                    1,612,000         19,255,336
Nintendo                                                     128,000         21,334,321
Rohm                                                          52,800         17,698,597
Total                                                                        58,288,254

Financial services (0.9%)
Nikko Securities                                           1,600,000         18,889,763

Furniture & appliances (1.2%)
Matsushita Electric Industrial                               958,000         25,370,434

Media (1.8%)
Sony                                                         348,000         39,989,629

Multi-industry conglomerates (1.1%)
Secom                                                        275,000         23,070,513

Utilities -- telephone (4.7%)
Nippon Telegraph & Telephone                                   3,990         49,507,847
Nippon Television Network                                     20,370         15,221,621
NTT Data                                                       1,333         17,774,156
NTT Mobile Communication Network                                 620         20,725,034
Total                                                                       103,228,658

 Korea (0.3%)(c)

Metals
Pohang Iron & Steel ADR                                      305,127          6,407,667

Mexico (1.1%)(c)

Beverages & tobacco (0.5%)
Fomento Economico Mexicano ADR                               247,800         10,221,750

Utilities -- telephone (0.6%)
Telefonos de Mexico ADR Cl L                                 239,306         14,074,184

 Netherlands (2.9%)(c)

Insurance (1.6%)
Fortis                                                     1,363,546(d)      34,287,327

Miscellaneous (1.3%)
United Pan-Europe Communications                             766,968(b)     $27,910,942

 Singapore (1.2%)(c)

Banks and savings & loans (0.9%)
Overseas Union Bank                                        3,920,528         17,919,788

Financial services (0.3%)
DBS Land                                                   5,315,500          7,537,949

 South Korea (1.3%)(c)

Electronics (0.6%)
Samsung Electronics                                           47,000         12,705,564

Utilities -- telephone (0.7%)
Korea Telecom ADR                                            468,539         16,164,596

 Spain (0.5%)(c)

Building materials & construction
Fomento de Construcciones y Contractas                       547,192         11,217,548

 Sweden (4.2%)(c)

Communications equipment & services
Ericsson (LM) Cl B                                         1,033,902         91,925,468

 United Kingdom (15.0%)(c)

Aerospace & defense (0.8%)
British Aerospace                                          2,685,858         16,473,424

Communications equipment & services (2.0%)
Marconi                                                    3,450,983         43,057,713

Health care (3.3%)
Glaxo Wellcome ADR                                         1,094,415         33,749,794
SmithKline Beecham                                         2,838,364         38,816,329
Total                                                                        72,566,123

Insurance (1.3%)
Prudential                                                 1,847,798         28,361,945

Leisure time & entertainment (1.9%)
EMI Group ADR                                              4,252,378         40,710,983

Retail (0.5%)
Next                                                       1,455,842         11,388,196

Utilities -- gas (1.2%)
BG Group                                                   4,227,462         25,204,791

Utilities -- telephone (4.0%)
COLT Telecom Group                                           455,212(b)      19,338,458
Vodafone AirTouch                                         14,759,346         67,663,899
Total                                                                        87,002,357

 United States (34.8%)

Chemicals (0.5%)
Du Pont (EI) de Nemours                                      233,300         11,067,169

Communications equipment & services (0.5%)
Corning                                                       57,400         11,336,500

Computer software & services (2.7%)
Microsoft                                                    333,300(b)      23,247,675
Oracle                                                       440,300(b)      35,196,481
Total                                                                        58,444,156

Computers & office equipment (8.7%)
America Online                                               371,500(b)      22,220,344
Cisco Systems                                                347,494(b)      24,091,107
Compaq Computer                                              550,000         16,087,500
Electronic Data Systems                                      660,100         45,381,875
EMC                                                          366,400(b)      50,906,700
Sun Microsystems                                             328,000(b)      30,155,500
Total                                                                       188,843,026

Electronics (4.1%)
Atmel                                                        476,128(b)      23,300,514
Intel                                                        169,300         21,469,356
Micron Technology                                            212,600(b)      29,604,551
Natl Semiconductor                                           236,100(b)      14,343,075
Total                                                                        88,717,496

Energy (1.3%)
Texaco                                                       572,700         28,348,650

Financial services (3.4%)
Citigroup                                                    368,850         21,923,522
Fannie Mae                                                   550,134         33,179,957
Goldman Sachs Group                                          188,159         17,545,827
Total                                                                        72,649,306

Health care (5.5%)
Pfizer                                                     1,277,800         53,827,325
Pharmacia                                                    431,400         21,543,038
Schering-Plough                                            1,072,462         43,233,624
Total                                                                       118,603,987

Household products (0.9%)
Colgate-Palmolive                                            339,200         19,376,800

Insurance (1.5%)
American Intl Group                                          302,125         33,139,336

Multi-industry conglomerates (1.1%)
General Electric                                             155,000         24,373,749

Retail (1.1%)
Wal-Mart Stores                                              412,100         22,820,037

Utilities -- telephone (3.5%)
AT&T                                                         366,086         17,091,640
Crown Castle Intl                                            225,000          8,634,375
Infonet Services Cl B                                        548,526(b)       9,256,376
Level 3 Communications                                       252,300(b)      22,454,700
SBC Communications                                           407,900         17,871,119
Total                                                                        75,308,210

Total common stocks
(Cost: $1,760,618,694)                                                   $2,059,147,795

Short-term securities (9.4%)
Issuer                                    Annualized        Amount             Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (4.0%)
Federal Home Loan Bank Disc Nts
   05-24-00                                    5.85%      $1,800,000         $1,792,031
   05-26-00                                    5.85          200,000            199,015
   06-21-00                                    6.04       20,500,000         20,307,161
Federal Natl Mtge Assn Disc Nts
   05-04-00                                    5.83          300,000            299,709
   05-25-00                                    5.92       32,000,000         31,858,639
   06-27-00                                    6.06       30,000,000         29,687,500
   06-29-00                                    6.07        3,200,000          3,165,500
Total                                                                        87,309,555

Commercial paper (5.4%)
Alabama Power
   05-01-00                                    6.02        2,000,000          1,998,997
Bayer
   06-20-00                                    6.10        4,000,000(e)       3,963,666
Bell Atlantic Finance Services
   05-31-00                                    6.03        6,500,000          6,462,939
Cargill Global Funding
   05-01-00                                    5.85        2,900,000          2,898,586
Colgate-Palmolive
   05-17-00                                    6.07       30,000,000(e)      29,904,208
CXC
   07-10-00                                    6.28        5,000,000(e)       4,936,530
Dresdner US Finance
   05-05-00                                    5.99          500,000            499,419
Exxon Mobil Australia
   05-19-00                                    6.02       27,300,000(e)      27,204,450
Fleet Funding
   05-31-00                                    6.06        4,100,000(e)       4,076,623
Sysco
   05-01-00                                    6.04       21,300,000(e)      21,289,279
Toyota Motor Credit
   05-17-00                                    6.02       13,500,000(e)      13,457,249
Total 116,691,946

Total short-term securities
(Cost: $204,062,273)                                                       $204,001,501

Total investments in securities
(Cost: $1,964,680,967)(g)                                                $2,263,149,296


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 5 to the financial statements.

(g) At April 30, 2000, the cost of securities for federal income tax purposes was approximately $1,964,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                    $430,971,000
Unrealized depreciation                    (132,503,000)
                                           ------------
Net unrealized appreciation                $298,468,000

See accompanying notes to investments in securities.

Financial Statements
Statement of assets and liabilities World Income Portfolio

April 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $717,349,402)                                                                          $638,747,478
Dividends and accrued interest receivable                                                                    17,604,144
Receivable for investment securities sold                                                                     3,542,250
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                            405,466
                                                                                                                -------
Total assets                                                                                                660,299,338
                                                                                                            -----------

Liabilities
Disbursement in excess of cash on demand deposit
   (including  foreign  currency  holdings  of  $121,861)                                                       354,624
 Payable  for investment  securities purchased                                                               10,123,229
Unrealized  depreciation on foreign currency  contracts  held,  at value (Notes 1 and 5)                        615,319
Accrued  investment management  services fee                                                                     13,447
Other accrued  expenses                                                                                         104,169
 Option contracts written, at value (premium received $119,600) (Note 6)                                        146,250
                                                                                                                -------
Total liabilities                                                                                            11,357,038
                                                                                                             ----------
Net assets                                                                                                 $648,942,300
                                                                                                           ============

See accompanying notes to financial statements.


Statement  of operations
World Income

Portfolio Six months ended April 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                $      194,250
Interest                                                                     25,597,391
                                                                             ----------
Total income                                                                 25,791,641
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            2,792,431
Compensation of board members                                                     4,204
Custodian fees                                                                  127,604
Audit fees                                                                       11,625
Other                                                                             5,498
                                                                                  -----
Total expenses                                                                2,941,362
   Earnings credits on cash balances (Note 2)                                    (3,212)
                                                                                 ------
Total net expenses                                                            2,938,150
                                                                              ---------
Investment income (loss) -- net                                               22,853,491
                                                                              ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                            (7,218,781)
   Financial futures contracts                                                   91,912
   Foreign currency transactions                                               (986,974)
   Options contracts written (Note 6)                                           805,425
                                                                                -------
Net realized gain (loss) on investments                                      (7,308,418)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           (46,319,722)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (53,628,140)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $(30,774,649)
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
World Income Portfolio
                                                                   April 30, 2000           Oct. 31, 1999
                                                                   Six months ended           Year ended
                                                                      (Unaudited)
Operations
Investment income (loss) -- net                                   $   22,853,491         $   55,042,279
Net realized gain (loss) on investments                               (7,308,418)            (4,141,927)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies    (46,319,722)           (50,620,083)
                                                                     -----------            -----------
Net increase (decrease) in net assets resulting from operations      (30,774,649)               280,269
Net contributions (withdrawals) from partners                       (155,587,203)          (153,354,231)
                                                                    ------------           ------------
Total increase (decrease) in net assets                             (186,361,852)          (153,073,962)
Net assets at beginning of period                                    835,304,152            988,378,114
                                                                     -----------            -----------
Net assets at end of period                                        $ 648,942,300          $ 835,304,152
                                                                   =============          =============

See accompanying notes to financial statements.

Notes to Financial Statements

World Income Portfolio
(Unaudited as to April 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 2000, the Portfolio's custodian fees were reduced by $3,212 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $145,740,989 and $241,911,735, respectively, for the six months ended April 30, 2000. For the same period, the portfolio turnover rate was 21%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $38,293 for the six months ended April 30, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. INTEREST RATE FUTURES CONTRACTS
As of April 30, 2000, investments in securities included securities valued at $4,797,193 that were pledged as collateral to cover initial margin deposits on 341 open sales contracts. The market value of the open sales contracts as of April 30, 2000 was $32,966,876 with a net unrealized loss of $513,692. See "Summary of significant accounting policies."

5. FOREIGN CURRENCY CONTRACTS
As of April 30, 2000, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date  Currency to   Currency to       Unrealized        Unrealized
              be delivered   be received      appreciation      depreciation

May 8, 2000    9,710,300     10,000,000           $--              615,319
              U.S. Dollar European Monetary Unit

May 15, 2000  40,000,000      4,607,976         141,608              --
            Swedish Krona    U.S. Dollar

May 25, 2000   5,000,000      7,898,350         113,741              --
            British Pound    U.S. Dollar

July 3, 2000   3,800,000      6,068,695         150,117             $--
            British Pound    U.S. Dollar
Total                                          $405,466           $615,319

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                             Six months ended April 30, 2000

                                          Puts                            Calls

                         Contracts      Premium          Contracts      Premium
Balance Oct. 31 1999        --            $--               --            $--
Opened                     750         1,070,750           100          114,600
Closed                    (550)         (776,550)           --             --
Exercised                 (100)         (174,600)         (100)        (114,600)
Balance April 30, 2000     100          $119,600            --             $--

See "Summary of significant accounting policies."

Investments in Securities
World Income Portfolio
April 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.0%)(c)
Issuer                                      Coupon         Principal        Value(a)
                                             rate            amount

Australia (2.6%)
New South Wales Treasury
   (Australian Dollar)
      03-01-08                                 8.00%      12,300,000(d)      $7,689,052
Queensland Treasury
   (Australian Dollar) Local Govt Guaranty
      05-14-03                                 8.00       14,730,000          8,924,558
Total                                                                        16,613,610

Bermuda (0.1%)
Central Euro Media
   (European Monetary Unit) Sr Nts Series RG
      08-15-04                                 8.13        3,925,000            693,272

Brazil (0.8%)
Federal Republic of Brazil
   (U.S. Dollar)
      10-15-09                                14.50        5,000,000          5,287,500

Canada (4.7%)
Abitibi-Consolidated Finance
   (U.S. Dollar) Company
      08-01-09                                 7.88        7,900,000          7,598,173
Govt of Canada
   (Canadian Dollar)
      02-01-06                                 7.00       15,700,000         11,016,932
   (Japanese Yen)
      03-23-09                                 1.90      980,000,000          9,044,276
Province of Manitoba
   (U.S. Dollar) Series CK
      12-15-00                                 9.00        2,800,000          2,833,650
Total                                                                        30,493,031

Cayman Islands (1.9%)
PDVSA Finance
   (U.S. Dollar) Sr Nts
      02-15-10                                 9.75       10,000,000          9,649,999
Roil
   (U.S. Dollar)
      12-05-02                                12.78        3,150,000(d)       2,835,000
Total                                                                        12,484,999

China (1.8%)
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25        3,500,000          1,120,000
      06-15-07                                 9.50        8,750,000          2,625,000
People's Republic of China
   (U.S. Dollar)
      07-03-01                                 7.38        4,450,000          4,473,678
Zhuhai Highway
   (U.S. Dollar) Sub Nts
   07-01-08                                   11.50       11,350,000(d)       3,490,125
Total                                                                        11,708,803

Colombia (0.7%)
Republic of Colombia
   (U.S. Dollar)
      04-23-09                                 9.75        6,000,000          4,755,000

Denmark (2.1%)
Govt of Denmark
   (Danish Krone)
      11-15-00                                 9.00       40,000,000          4,977,987
      03-15-06                                 8.00       65,000,000          8,852,285
Total                                                                        13,830,272

France (1.8%)
France Telecom
   (European Monetary Unit) Cv
      11-29-04                                 4.13        2,950,000          2,889,688
Govt of France
   (European Monetary Unit)
      04-25-05                                 7.50        8,710,000          8,746,511
Total                                                                        11,636,199

Germany (11.7%)
Allgemeine Hypo Bank
   (European Monetary Unit)
      09-02-09                                 5.00       10,760,000          9,236,245
Federal Republic of Germany
   (European Monetary Unit)
      07-22-02                                 8.00       18,471,330         17,924,120
      11-11-04                                 7.50       29,600,000         29,480,872
      07-04-27                                 6.50       19,005,512         19,125,680
Total                                                                        75,766,917

Greece (3.3%)
Hellenic Republic
   (Greek Drachma)
      04-01-03                                 8.90    7,289,000,000         21,216,882

Indonesia (0.7%)
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
      07-01-07                                10.00        4,350,000          2,871,000
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
      08-01-04                                10.00        2,450,000          1,641,500
Total                                                                         4,512,500

Italy (6.3%)
Govt of Italy
   (European Monetary Unit)
      01-01-04                                 8.50       32,321,533         32,652,303
      11-01-26                                 7.25        7,886,283          8,457,765
Total                                                                        41,110,068

Japan (0.9%)
Development Bank of Japan
   (Japanese Yen)
      09-20-01                                 6.50      449,000,000          4,512,534
Nippon Express
   (Japanese Yen) Cv Series 4
      03-31-04                                 1.00      120,000,000          1,182,277
Total                                                                         5,694,811

Mexico (3.3%)
Banco Nacional de Comercio Exterior
   (U.S. Dollar)
      02-02-04                                 7.25       12,150,000         11,603,250
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,115,569(d)       2,062,680
United Mexican States
   (British Pound) Medium-term Nts Series E
      05-30-02                                 8.75        5,000,000          7,822,933
Total                                                                        21,488,863

Netherlands (0.5%)
KPNQwest
   (European Monetary Unit) Sr Nts
      06-01-09                                 7.13        3,800,000          3,410,202

Norway (1.9%)
Govt of Norway
   (Norwegian Krone)
      11-30-04                                 5.75       60,000,000          6,527,276
      01-15-07                                 6.75       48,000,000          5,487,383
Total                                                                        12,014,659

Slovenia (1.3%)
Republic of Slovenia
   (European Monetary Unit)
      06-16-04                                 5.75       17,750,000          8,263,856

Supra-National (2.8%)
Inter-American Development Bank
   (Japanese Yen)
      07-08-09                                 1.90    1,035,000,000          9,641,931
World Bank
   (Japanese Yen)
      06-20-00                                 4.50      950,000,000          8,850,923
Total                                                                        18,492,854

Sweden (2.4%)
Govt of Sweden
   (Swedish Krona)
      02-09-05                                 6.00       44,500,000          5,090,301
      08-15-07                                 8.00       35,200,000          4,519,509
Paulson Enterprenad
   (Swedish Krona)
      12-15-00                                 4.75       56,560,000          6,261,544
Total                                                                        15,871,354

United Kingdom (5.8%)
Abbey Natl First Capital
   (U.S. Dollar) Sub Nts
      10-15-04                                 8.20        5,000,000          5,005,136
COLT Telecom Group
   (European Monetary Unit)
      07-31-08                                 7.63        6,400,000          2,840,836
Texon Intl
   (European Monetary Unit) Sr Nts
      02-01-08                                10.00        4,000,000          1,748,719
United Kingdom Treasury
   (British Pound)
      06-10-03                                 8.00       17,000,000         27,880,519
Total                                                                        37,475,210

United States (39.6%)
American Standard
   (U.S. Dollar) Company Guaranty
      06-01-06                                 7.13        7,450,000          6,697,624
Chesapeake
   (U.S. Dollar)
      05-01-03                                 9.88        1,000,000          1,012,460
CIT Holdings LLC
   (U.S. Dollar) Company Guaranty Series B
      02-16-05                                 6.88        8,000,000          7,655,480
Citicorp
   (European Monetary Unit)
      09-19-09                                 6.25       10,800,000          4,942,654
Cleveland Electric Illuminating
   (U.S. Dollar) 1st Mtge Series B
      05-15-05                                 9.50        3,000,000          3,055,884
Conseco
   (U.S. Dollar) Medium-term Nts Series B
      06-21-01                                 7.60       10,000,000          6,550,000
Executive Risk Capital
   (U.S. Dollar) Company Guaranty Series B
      02-01-27                                 8.68        3,500,000          3,417,222
Federal Natl Mtge Assn
   (U.S. Dollar)
      08-15-04                                 6.50        5,000,000          4,857,885
      04-01-15                                 7.50       10,000,000          9,940,625
      02-01-27                                 7.50        2,237,479          2,195,526
      11-01-29                                 7.00        9,898,536          9,468,544
Ford Motor Credit
   (Japanese Yen)
      02-07-05                                 1.20    1,000,000,000          9,180,202
General Motors
   (U.S. Dollar)
      07-15-01                                 9.13        2,000,000          2,038,762
Intl Paper
   (European Monetary Unit)
      08-11-00                                 5.38        7,000,000          6,059,973
Nationwide CSN Trust
   (U.S. Dollar)
      02-15-25                                 9.88        7,000,000(d)       7,452,115
New York Life Insurance
   (U.S. Dollar)
      12-15-23                                 7.50        7,000,000(d)       6,158,089
Overseas Private Investment
   (U.S. Dollar) U.S. Govt Guaranty Series 1996A
      01-15-09                                 6.99        7,083,308          6,916,566
PDV America
   (U.S. Dollar) Sr Nts
      08-01-03                                 7.88        3,500,000          3,277,425
Phillips Petroleum
   (U.S. Dollar)
      04-15-23                                 7.92        3,115,000          2,828,448
Questar Pipeline
   (U.S. Dollar)
      06-01-21                                 9.38        1,000,000          1,024,502
Salomon Smith Barney Holdings
   (U.S Dollar)
      01-15-03                                 6.13       10,400,000         10,062,206
Southern California Gas
   (U.S. Dollar) 1st Mtge Series BB
      03-01-23                                 7.38          900,000            818,793
Target
   (U.S. Dollar)
      12-01-22                                 8.50        3,265,000          3,273,750
TXU Electric Capital
   (U.S. Dollar) Company Guaranty
      01-30-37                                 8.18        6,150,000          5,601,026
U S WEST Communications
   (U.S. Dollar)
      11-10-26                                 7.20        6,000,000          5,262,170
U.S. Treasury
   (U.S. Dollar)
      11-15-01                                 7.50       27,000,000         27,313,565
      11-15-16                                 7.50       71,950,000(e)      80,738,729
   (U.S. Dollar) TIPS
      01-15-07                                 3.38       10,000,000(b)      10,313,310
USX
   (U.S. Dollar)
      03-01-08                                 6.85        4,775,000          4,360,941
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        4,550,000(d)       4,289,381
Total                                                                       256,763,857

Total bonds
(Cost: $708,184,073)                                                       $629,584,719

Other (--%)
Issuer                                                    Shares             Value(a)

Mexico
Mexico Value
   Rights                                                 1,000(f)              $--

Total other
(Cost: $--)                                                                     $--

Short-term securities (1.4%)(g)
Issuer                                    Annualized         Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies
Federal Home Loan Bank Disc Nts
   05-12-00                                    5.81%      $1,300,000         $1,296,972
   05-19-00                                    5.89        1,100,000          1,096,110
   06-02-00                                    6.01          600,000            596,512
   06-16-00                                    6.02        1,300,000          1,289,090
Federal Home Loan Mtge Corp Disc Nts
   05-09-00                                    5.87        4,000,000          3,992,837
   06-22-00                                    6.07          900,000            891,238

Total short-term securities
(Cost: $9,165,329)                                                           $9,162,759

Total investments in securities
(Cost: $717,349,402)(h)                                                    $638,747,478

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                             Notional amount
Sale contracts

U.S. Treasury Bonds, June 2000                                $24,100,000
U.S. Treasury Notes, June 2000, 10 year                        10,000,000

(f) Negligible market value.

(g) At April 30, 2000, cash or short-term securities were designed to cover open put options written as follows:

Issuer                                 Contracts  Exercise  Expiration  Value(a)
                                                    Price     date
U.S. Treasury Notes Futures, June 2000   100        $94      May 2000  $146,250

(h) At April 30, 2000, the cost of securities for federal income tax purposes was approximately $717,349,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $1,686,000
Unrealized depreciation                                         (80,288,000)
                                                                -----------
Net unrealized depreciation                                    $(78,602,000)

Distributed by American Express Financial Advisors Inc. Member
NASD. American Express Company is separate from American Express
Financial Advisors Inc. and is not a broker-dealer.

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